UNITED STATES
                       Securities and Exchange Commission
                             Washington, DC. 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X]
  Pre-Effective Amendment No. 3                                         [X]
  Post-Effective Amendment No.                                          [ ]
                                      and
THE INVESTMENT COMPANY ACT OF 1940                                      [X]
  Amendment No. 3

MH Elite Portfolio of Funds, Inc.     (Exact Name of Registrant as Specified
                                       in Charter)
220 Russell Ave., Rahway, NJ 07065    Address of Principal Executive Offices)

1-800-318-7969                        (Registrants Telephone Number)

Harvey Merson, 220 Russell Ave., Rahway, NJ 07065      (Name and Address of
Jeff Holcombe, 220 Russell Ave., Rahway, NJ 07065       Agents for Service)

Approximate Date of Proposed Public Offering:   As soon as practicable after
the effective date of this registration.

It is proposed that this filing will become effective (check appropriate box)
  [ ] immediately upon filing pursuant to paragraph (b)
  [ ] on (date) pursuant to paragraph (b)
  [X] 60 days after filing pursuant to paragraph (a)
  [ ] on (date) pursuant to paragraph (a)
  [ ] 75 days after filing pursuant to paragraph (a)
  [ ] on (date) pursuant to paragraph (a) of rule 485.


Pursuant to rule 24f-2 under the Investment Company Act of 1940, an indefinite number of securities have been registered by this registration statement.

The Registrant hereby amends this Registration Statement on such date or dates that may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(A) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission acting to section 8(A) may determine.

                           Cross Reference Sheet


          INFORMATION REQUIRED                      CAPTIONS IN FILING

Part A: IN A PROSPECTUS
Item 1. Cover Page                           Cover Page
Item 2. Synopsis                             Fund Expenses
Item 3. Condensed Financial Information      Not Applicable
Item 4. General Description of Registrant    The Fund
Item 5. Management of the Fund               Management of the Fund
Item 6. Capital Stock and other Securities   Capitalization
Item 7. Purchase of Securities being Offered Purchase of Shares & Reinvestments
Item 8. Redemption or Repurchase             Redemption of Shares
Item 9. Pending Legal Proceedings            Litigation



Part B:  STATEMENT OF ADDITIONAL INFORMATION
Item 10. Cover Page                           Cover Page
Item 11. Table of Contents                    Table of Contents
Item 12. General Information and History      Not Applicable
Item 13. Investment Objectives and Policies   Investment Restrictions
Item 14. Management of the Fund               Officers and Directors of the Fund
Item 15. Control Persons and Principal
         Holders of Securities                Not Applicable
Item 16. Investment Advisory and Other
         Services                             Included in Prospectus
Item 17. Brokerage Allocation and Other
         Practices                            Not Applicable
Item 18. Capital Stock & Other Securities     Included in Prospectus
Item 19. Purchase, Redemption and Pricing of
         Securities Being Offered             Included in Prospectus
Item 20. Tax Status                           Tax Status
Item 21. Underwriters                         Not Applicable
Item 22. Calculation of Performance Data      Calculation of Performance Data
Item 23. Financial Statements                 Financial Statements


Part C:  OTHER INFORMATION
Item 24. Financial Statements and Exhibits   Financial Statements and Exhibits
Item 25. Persons Controlled By or Under      Persons Controlled By or Under
         Common Control with Registrant      Common Control with Registrant
Item 26. Number of Holders of Securities     Number of Holders of Securities
Item 27. Indemnification                     Indemnification
Item 28. Business and Other Connections of   Business and Other Connections of
         Investment Adviser                  Investment Adviser
Item 29  Principal Underwriters              Principal Underwriter
Item 30. Location of Accounts and Records    Location of Accounts & Records
Item 31. Management Services                 Management Services
Item 32. Undertakings                        Undertakings

                        MH Elite Portfolio of Funds, Inc.
                              220 Russell Avenue
                               Rahway, NJ 07065
                                1-800-318-7969


PROSPECTUS                                                         June 30, 1998



THE FUND AND INVESTMENT OBJECTIVE

MH Elite Portfolio of Funds, Inc. ("the Fund") is an open-end diversified management investment company with an investment objective of long-term capital appreciation. The Fund seeks to achieve its investment objective through in-vestments in other diversified and non-diversified open end investment companies ("underlying funds") which in turn, invest principally (i.e. at least 65% of their total assets) in equity securities. The investment objective of the underlying funds will be, consistent with the investment objective of the Fund, long-term capital appreciation.

FUND SHARE PURCHASE

Capital shares of the Fund may only be purchased directly from the Fund at net asset value as next determined after receipt of order. The Board of Directors has established $25,000 as the minimum initial purchase and $1000 for subse-quent purchases.

ADDITIONAL INFORMATION

This Prospectus, which should be held for future reference, is designed to set forth concisely the information that you should know before you invest. A "Statement of Additional Information" containing more information about the Fund has been filed with the Securities and Exchange Commission. Such Statement is dated June 30, 1998 and has been incorporated by reference into the Prospectus. A copy of the Statement may be obtained without charge, by writing to the Fund or by calling the telephone number shown above.






               THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                              IS A CRIMINAL OFFENSE.

FUND EXPENSES

The following illustrates all expenses and fees that a shareholder of the MH Elite Portfolio of Funds, Inc. will incur. The expenses and fees set forth below are for the 1998 fiscal year.

Shareholder Transaction Expenses:

    Maximum Sales Load Imposed on Purchases                   None
    Maximum Sales Load Imposed on Reinvested Dividends        None
    Deferred Sales Load                                       None
    Redemption Fees                                           None
    Exchange Fees                                             None

Annual Fund Operating Expenses:
   (As a percentage of average net assets)

    Management Fees                                           1.00%
    12b-1 Fees                                                None
    Other Expenses                                            0.25%
    Total Fund Operating Expenses                             1.25%

Example

 You would pay the following     1 Year    3 Years
 expenses on a $1000.00          $12.50    $39.41
 investment, assuming (1) 5%
 annual return and (2) redemption
 at the end of each time period.

The purpose of the table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly and indir-ectly. "Other Expenses" is based on estimated amounts for the current fiscal year. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

The Fund is offered on a no-load basis, which means that you pay no sales com-missions or 12b-1 marketing fees. You will, however, incur expenses for invest-ment advisory, management, administrative, and service fees, which are included in the management fees and other expenses.

THE FUND

MH Elite Portfolio of Funds, Inc. (also referred to as the "Fund") was incorporated in New Jersey on October 20, 1997. The Fund's registered office is in Rahway, New Jersey; mail may be addressed to 220 Russell Avenue, Rahway, New Jersey 07065.

OBJECTIVE AND POLICIES

MH Elite Portfolio of Funds, Inc. ("the Fund") investment objective is long-term capital appreciation. The Fund seeks to achieve this objective by investing at least 65% of its total assets in a diversified group of approximately fifteen to fifty underlying funds which invest 65% of their total assets in equity secur-ities and whose investment objective is long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Although the Fund invests in shares of underlying funds, for temporary defensive purposes or to accumulate cash for investments or redemptions, the Fund may hold cash or invest in money market mutual funds or in a variety of short-term debt securities, including U. S. Treasury bills and other U. S.Government securities, commercial paper, certificates of deposit, and banker's acceptance. When the Fund invests for temporary defensive purposes, it may do so without any percent-age limitations. Cash, short-term debt securities, and money market mutual funds held for investments or redemptions may not exceed 35% of the Fund's total assets.

RISKS AND OTHER CONSIDERATIONS

There are a number of risks and other considerations which a potential investor in the Fund should consider. Some of these relate to an investment in a securi-ty of any kind, other are peculiar to a fund which invests in other funds, and still others concern certain legal requirements applicable to funds which in-vest in other funds.

An investment in any security involves a certain amount of risk, and this is true of an investment in the Fund, too. Although the Fund diversifies its portfolio by investing in several underlying funds, which tends to minimize risk somewhat, it does not eliminate risk altogether.

The underlying funds have their own investment objectives, policies, practices, and techniques, any one or all of which may subject their assets to varying degrees of risk. For example, the underlying funds in which the Fund invests may be authorized to invest 100% of their assets in securities of foreign is-suers and engage in foreign currency transactions with respect to these invest-ments; invest in restricted or illiquid securities; invest in warrants; lend their portfolio securities; sell securities short; borrow money in amounts up to 33 1/3% of their assets for leverage purposes; concentrate 25% or more of their assets in one industry; invest up to 100% of their assets in master demand notes; enter into futures contracts and options on futures contracts; and in-vest in start-up and unproven companies. The risks involved in certain of these practices and techniques are described in this prospectus and/or in the State-ment of Additional Information.

The Fund is independent from any of the underlying funds in which it invests and has little voice in or control over the investment practices, policies, or deci-sions of those funds. If the Fund disagrees with those practices, policies, or decisions, it may have no choice other than to liquidate its investment in that fund, which can entail further losses. Also, the investment advisers of the underlying funds may simultaneously pursue inconsistent or contradictory courses of action; for example, one fund may be purchasing securities of the same issuer whose securities are being sold by another underlying fund, with the result that the Fund would incur indirect expense without any corresponding investment or economic benefit.

The underlying funds may invest a portion of their assets in foreign securities. The Fund places no limit on the extent to which the underyling funds may invest in foreign securities. Investing in securities of non-U.S. companies, which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts and other currency hedging techniques involve cer-tain considerations comprising both opportunity and risk not typically assoc-iated with investing in U. S. dollar-denominated securities. Risks unique to international investing include: (1) restrictions on foreign investment and on repatriation of capital; (2) fluctuations in currency exchange rates; (3) costs of converting foreign currency into U.S. dollars; (4) price volatility and less liquidity; (5) settlement practices, including delays, which may differ from those customary in U.S. markets; (6) exposure to political and economic risks, including the risk of nationalization, expropriation of assets, and war;
(7) possible imposition of foreign taxes and exchange control and currency restrictions; (8) lack of uniform accounting, auditing, and financial reporting standards; (9) less governmental supervision of securities markets, brokers, and issuers of securities; (10) less financial information available to investors;

(11) difficulty in enforcing legal rights outside the U.S.; and (12) higher costs, including custodial fees. These risks are often heightened for invest-ments in emerging or developing countries.

An investor in the Fund will indirectly pay higher expenses than if the under-lying shares were own directly. An investor who invests directly in a fund will pay a pro rata share of the fund's operating expenses (i.e. management fees, distribution fees, and other expenses). An investor in the Fund, on the other hand, must not only pay the operating expenses related to the Fund, but must also pay a portion of similar expenses of the underlying funds.

The Investment Company Act of 1940 (the "1940 Act") imposes certain conditions on funds which invest in other funds. The Fund and its affiliated persons may not purchase or otherwise acquire more than 3% of the total outstanding stock of another fund. The Fund may have to forgo what the Investment Adviser deems to be an advantageous purchase because of this restriction. The 1940 Act also provides that an underlying fund is not obligated to redeem any securities in an amount exceeding 1% of its total outstanding securities during any period of less than 30 days. As a result of this provision, the Investment Adviser may be unable to liquidate more than 1% of an underlying fund's securities should mar-ket or other considerations indicate the advisability of doing so. The 1940 Act requires that the Fund either seek instructions from its shareholders regarding the voting of proxies with respect to securities of underlying funds its hold and vote the proxies in accordance with such instructions or vote such shares in the same proportion as the vote of all other holders of such securities.

The practices of selling listed call options ("calls") and purchasing put options ("puts") by the underlying funds should be considered. Refer to the Statement of Additional Information for a detailed discussion of the risks pertaining to call and put options.

Underlying funds may invest up to 35% of their total assets in a variety of other securities which includes junk bonds. Investing in junk bonds (bonds which are rated BB and below by Standard and Poor's and Ba and below by Moody's) involves special risks in addition to the risks associated with investments in higher rated debt securities. Junk bonds may be regarded as predominately spec-ulative with respect to the issuer's continuing ability to meet principal and interest payments. Refer to the Statement of Additional Information for a detailed discussion of the risks pertaining to junk bonds.

SELECTION OF UNDERLYING FUNDS

The Investment Adviser exercises broad discretion in choosing which underlying funds to include in the Fund's portfolio. The primary consideration in the selection process is that a prospective fund advance the Fund's stated invest-ment objective of achieving long-term capital appreciation. The Fund will invest at least 65% of its total assets in other open-end (diversified and/or non-diversified)funds which in turn invest at least 65% of their total assets in equity seurities, and whose investment objective is long-term capital apprecia-
tion.   The Fund will emphasize funds that invest in companies whose median market capitalization is less than one billion, at the time of initial purchase, commonly referred to as small and/or micro cap funds.

The Fund will invest in underlying funds that are classified as a no load fund with a maximum limit on 12B-1 fees of .25%. The Investment Adviser reviews and evaluates funds based on their investment style, policies, and past performance. Other criteria considered in making a determination include the portfolio mana-ger, transaction and operating expenses and fees, portfolio composition and li-quidity, and quality and types of shareholder services provided. Refer to the Statement of Additional Information for more information concerning the invest-ment policies and practices of the underlying funds.

TAX STATUS

All income realized by the Fund, including short term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.

The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must supply the Fund with your Social Security or Taxpayer Identification Number, and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

INVESTMENT RESTRICTIONS

The Fund has adopted certain fundamental investment policies which, together with the investment objective of the Fund, cannot be changed without the approv-al by holders of a majority of the outstanding shares. As defined in the 1940 Act, this means the lesser of the vote of (a) 67% of the outstanding shares of the Fund present at a meeting where more than 50% of the outstanding shares of the Fund are present in person or by proxy; or (b) more than 50% of the out-standing shares of the Fund. The Fund has also adopted a number of other in-vestment policies which are not fundamental and, therefore, may be changed by the Board of Directors without shareholder approval.

Under its fundamental investment policies, the Fund, through its investment in underlying funds, will not invest 25% or more of its assets in one industry. The Fund may borrow money from a bank for temporary or emergency purposes, but only in amounts not exceeding the lesser of 10% of its total assets values at cost or 5% of its total assets valued at market, and, in any event, only if im-mediately thereafter there is an asset coverage of at least 300%.

Under its non-fundamental investment policies, the Fund will invest at least 65% of the value of its total assets in open-end, diversified and/or non-diversified investment companies. The Fund, and all affliliated persons, will, immediately after purchase or acquisition, not own more than 3% of the total outstanding stock of another registered investment company. The Fund, will not purchase portfolio securities when outstanding borrowings exceed 5% of the total assets. Interest paid on borrowed funds will decrease the net earnings of the Fund. The Fund may mortgage, pledge, or hypothecate its assets in an amount not exceeding 10% of its total assets to secure temporary or emergency borrowing.

Refer to the Statement of Additional Information for more information concerning the investment restrictions of the Fund.

INVESTMENT ADVISER

MH Investment Management, Inc. is a New Jersey corporation that acts as an Investment Adviser to the Fund. Mr. Harvey Merson and Mr. Jeff Holcombe estab-lished the company on October 20, 1997 and are the sole owners, directors and officers of MH Investment Management, Inc.. Mr. Harvey Merson, portfolio manager, is primarily responsible for the day to day management of the Fund's portfolio. Mr. Merson is a graduate of Rider College with a Bachelor of Science degree in Business Administration. He has held a NASD series 7 license since 1982, and is registered with the State of New Jersey as a Registered Investment Adviser. Mr. Merson has been assisting clients with the purchasing, monitoring, and sale of mutual funds for the last 15 years. Mr. Jeff Holcombe, chief infor-mation officer, is primarily responsible for the administrative operations of the fund. Mr. Holcombe is a graduate of Montclair State College with a Bachelor of Science degree in Business Administration, and Fairleigh Dickinson University with a Master of Business Administration in Finance. He is currently a senior system analyst with Bellcore, and has provided computer consulting services for the last 12 years.

The Investment Adviser furnishes the Fund with investment advice and, in general, supervises the management and investment program of the fund. Under the Investment Advisory Agreement, the Fund has agreed to pay the Investment Adviser an annual fee, payable monthly, of 1.00% of the Fund's daily net assets. The Investment Adviser was organized recently, and has not previously advised any other open end investment company.

Pursuant to its contract with the Fund, the Investment Adviser is required to render research, statistical and advisory services to the Fund; to make specific recommendations based on the Fund's investment requirements; and to pay salaries of the Fund's employees who may be officers or directors or employees of the In-vestment Adviser. The Investment Adviser has paid the initial organizational costs of the Fund.

CAPITALIZATION

The authorized capitalization of the Fund consists of 1,000,000,000 shares of common stock of $0.01 par value per share. Each share has equal dividend, dis-tribution and liquidation rights with no conversion or preemptive rights. All shares issued are fully paid and non-accessible. Each shareholder has one vote for each share held. Voting rights are non-cumulative, which means that holders of a majority of shares can elect all directors of the Fund if they so choose.

PURCHASE OF SHARES AND REINVESTMENTS

The offering price of the shares offered by the Fund is at the net asset value per share next determined after receipt of the application with payment to the Fund and is computed in the manner described under the caption "PRICING OF SHARES" in this Prospectus. The Fund reserves the right at its sole discretion to terminate the offering of its shares made by this Prospectus at any time and to reject purchase applications when, in the judgment of management such termin-ation or rejection is in the best interests of the Fund.

Initial purchase of shares of the Fund may be made only by application submitted to the Fund. For the convenience of investors, a Share Purchase Application form is provided with this Prospectus. The minimum initial purchase of shares is $25,000.00. Subsequent purchases may be made by mail. The minimum amount for subsequent purchases is $1000.00.

The Fund will automatically retain and reinvest dividends and capital gains distributions and use same for the purchase of additional shares for the share-holder at net asset value as of the close of business on the distribution date. A Shareholder may at any time by letter or forms supplied by the Fund direct the Fund to pay dividends and/or capital gains distributions, if any, to such share-holder in cash. Shares will be issued to three decimal places as purchased from the fund. The fund will maintain an account for each shareholder of shares for which no certificates have been issued.

RETIREMENT PLANS

The Fund offers shares in connection with tax-deferred retirement plans. Appli-cation forms and additional information about these plans, including applicable fees, are available from the Fund or the Custodian upon request. Before in-vesting in the Fund through such a plan, an investor should consult a tax ad-viser. Due to minimum purchase requirements, the retirement plans available are intended to be used in conjunction with rollovers and transfers from individual retirement accounts ('IRAs'), and employer sponsored plans (i.e. Section 401K plans, H-R-10 Plans, 403B, etc.).

PRICING OF SHARES

The net asset value per share is determined by calculating the total value of the Fund's assets, deducting total liabilities, and dividing the result by the number of shares outstanding. On each day the New York Stock Exchange is open for trading, the net asset value is determined as of the close of the Exchange (normally, 4:00 p.m. New Jersey time).

The Fund's assets consist of shares of underlying funds, which are valued at their respective net asset values under the 1940 Act. The underlying funds value securities in their portfolio for which market quotations are readily available at their current market value (generally the last reported sale price) and all other securities and assets at fair value pursuant to methods established in good faith by their boards of directors.

REDEMPTION OF SHARES

The Fund will redeem all or any part of the shares of any shareholder who submits a written request with signature(s) guaranteed to the Fund. Signature(s) must be guaranteed by a commercial bank, trust company, savings and loan association, or member firm of a national securities exchange. A notary public may not provide a signature guarantee. If the amount of the redemption proceeds is $100,000.00 or less, a signature guarantee is not required.

Payment by the Fund will ordinarily be made within three business days of receipt of request. The Fund may suspend the right of redemption or postpone the date of payment if: The New York Stock Exchange is closed for other than customary weekend or holiday closings, or when trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or when the Securities and Exchange Commission has determined that an emergency exists, making disposal of fund securities or valuation of net assets not rea-sonably practicable. For recently purchased shares, the Fund may delay payment of redemption proceeds for up to 15 days from date of purchase or until the check has cleared, which ever occurs first. The Fund intends to make payments in cash, however, the Fund reserves the right to make payments in kind.

MANAGEMENT OF THE FUND

Shareholders meet annually to elect all members of the Board of Directors, select an independent auditor, and vote on any other items deemed pertinent by the incumbent Board. The Directors are in turn responsible for determining that the Fund operates in accordance with its stated objectives, policies, and in-vestment restrictions. The Board appoints officers to run the Fund and selects an Investment Adviser to provide investment advice.

Year 2000 Issue

Many existing computer programs use only two digits to identify a year in the date field. These programs were designed and developed without considering the impact of the upcoming change in the century. This results in the possibility of a date with a year such as 31 being misinterpreted (is it 1931 or 2031?). Thus, any computer program which use only two digits to identify the year is susceptible to the Year 2000 issue. If not corrected, many computer applica-tions could fail or create erroneous results by or at the Year 2000.

The Fund does not anticipate a material adverse impact on its business, oper-ations or financial condition relating to Year 2000 issues. All computer applications utilized by the Fund are year 2000 compliant.

However, the underlying funds in which the Fund invest in may have Year 2000 computer problems. The value of an underlying fund could go down if they do not fix their problems in time or if fixing them is very expensive. Also, an underlying fund could invest in companies which may have year 2000 computer problems which could have an adverse impact on the price of the fund.

CUSTODIAN AND TRANSFER AGENT

The Fund acts as its own custodian and transfer agent. The Fund will contract with an independent or outside firm to serve as custodian for the Fund's retire-ment plans.

REPORTS TO SHAREHOLDERS

The Fund sends all shareholders annual reports containing financial statements and other periodic reports, at least semiannually, containing unaudited finan-cial statements.

AUDITORS

Mr. John Michaels, Certified Public Accountant, 223 Main Street, Woodbridge, New Jersey has been selected as the independent accountant and auditor of the Fund. Mr. John Michaels has no direct or indirect financial interest in the Fund or the Adviser.

LITIGATION

As of the date of this prospectus, there was no pending or threatened litigation involving the Fund in any capacity whatsoever.

SHAREHOLDER INQUIRIES

Shareholders may direct inquiries to the Fund by phone or at the address given on page one of this Prospectus.

MH Elite Portfolio of Funds, Inc.             MH Elite Portfolio of Funds, Inc.
                                                       1-800-318-7969

Investment Adviser                               A mutual fund composed of a
  MH Investment Management, Inc                diversified group of underlying
  220 Russel Avenue                              funds for long-term capital
  Rahway, New Jersey 07065                               appreciation.





          TABLE OF CONTENTS

                                                            Prospectus
Additional Information                    1                June 30, 1998
Fund Expenses 				  2
The Fund                                  2
Objectives and Policies                   2
Risk and Other Considerations             3
Selection of Underlying Funds             4
Tax Status                                5
Investment Restrictions                   5
Investment Adviser                        5
Capitalization                            6
Purchase of Shares and Reinvestments      6
Retirement Plans                          6
Pricing of Shares                         7
Redemption of Shares                      7
Management of the Fund                    7
Year 2000 Issue                           7
Custodian and Transfer Agent              8
Reports to Shareholders                   8
Auditors                                  8
Litigation                                8
Shareholder Inquiries                     8

                         MH Elite Portfolio of Funds, Inc.
                                220 Russell Avenue
                                Rahway, NJ 07065
                                 1-800-318-7969




                                    Part B

                      STATEMENT OF ADDITIONAL INFORMATION

                                 June 30, 1998


This Statement is not a prospectus, but should be read in conjunction with
the Fund's current prospectus dated June 30, 1998.   To obtain the Prospectus,
please write the Fund or call the telephone number shown above.


                               TABLE OF CONTENTS

                  Portfolio Turnover Policy ...............  2
                  Investment Restrictions .................  2
                  Officers and Directors of the Fund ......  2
                  Tax Status ..............................  3
                  Calculation of Performance Data .........  4
                  Investment Policies and Practices of
                    Underlying Funds ......................  4
                  Auditor's Report ........................ 11
                  Financial Statements
                     Statement of Assets and Liabilities .. 12
                     Notes to the Statement of Assets and
                       Liabilities ........................ 13
                     Statement of Operations .............. 15
                     Statement of Change in Net Assets .... 16

PORTFOLIO TURNOVER POLICY

The Fund does not propose to purchase securities for short term trading in the ordinary course of operations. Accordingly, it is expected that the annual turnover rate will not exceed 50%, wherein turnover is computed by dividing the lesser of the Fund's total purchases or sales of securities within the period by the average monthly portfolio value of the Fund during such period. There may be times when management deems it advisable to substantially alter the composi-tion of the portfolio, in which event, the portfolio turnover rate might sub-stantially exceed 50%; this would only result from special circumstances and not from the Fund's normal operations.

INVESTMENT RESTRICTIONS

The Fund has adopted certain fundamental investment restrictions which, together with the Fund's investment objective, cannot be changed without approval by holders of a majority of its outstanding voting shares. As defined in the Investment Company Act of 1940 (the "1940 Act"), this means the lesser of the vote of (a) 67% or more of the outstanding shares of the Fund present at a meeting where more that 50% of the outstanding shares are present in person or by proxy; or (b) more than 50% of the outstanding shares of the Fund. The Fund may not:

1) Purchase securities of any one issuer if as a result more that 5% of the Fund's total assets would be invested in such issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer; pro-vided, however, that up to 25% of the Fund's total assets may be invested with-out regard to this limitation and provided further that this limitation does not apply to securities issued by the U.S. Government, its agencies or instru-mentalities, nor to securities issued by other open-end investment companies.

2) Issue senior securities as defined in the 1940 Act, except as appropriate to evidence indebtness which the Fund is permitted to incur.

3) Purchase or sell commodities or commodity contracts.

4) Underwrite securities issued by others, except to the extent that the Fund may be deemed to be an underwriter under the federal securities laws in connec-tion with the disposition of portfolio securities.

5) Invest in real estate or real estate mortgage loans, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

6) Short securities, purchase on margin, and write put and call options.

7) Make loans. The purchase of a portion of a readily marketable issue of pub-licly distributed bonds, debentures or other debt securities will not be con-sidered the making of a loan.

OFFICERS AND DIRECTORS OF THE FUND

Officers and Directors of the Fund, together with their addresses, and principal occupations.

                                Position(s) Held        Principle Occupation(s)
Name,Address, and Age           With Registrant         During Past 5 Years

Harvey Merson*                  President               Independent
220 Russell Avenue.             Interested              Financial Adviser
Rahway, NJ 07065                Director
46

Jeff Holcombe*                  Vice-President          Bellcore
8 Guildford Court               Interested              Senior
Annandale, NJ 08801             Director                System Analyst
42

Vincent Farinaro                Non-Interested          Converted Paper Products
112 Brandywine Drive            Director                President
Florham Park, NJ 07932
70

Rosa Hudson                     Non-Interested          Hudson's Place - Owner,
317 Smith Manor Blvd. 		Director 		Member Board
West Orange, NJ 07052 					of New Jersey
62                                                      Restaurant Association.

Howard Samms                    Non-Interested          Johnson and Johnson
62 Colin Court                  Director                Healthcare Systems,
Neshanic Station, NJ 08893                              Director of Finance
53

* Directors of the Fund who are considered "Interested Directors" as defined by the Investment Company act of 1940. Mr. Merson and Mr. Holcombe are President, Vice-President, and owners of the Fund's Investment Adviser.


Mr. Harvey Merson has held a NASD series 7 license since 1982, and is registered with the State of New Jersey as a Registered Investment Adviser. He has been assisting clients with the purchasing, monitoring, and sale of mutual funds and annuities (fixed and variable) for the last 15 years. In addition, Mr. Merson provides financial needs analysis for his clients to determine and satisfy their insurance (life and health) needs.

Mr. Jeff Holcombe has been a Senior System Analyst at Bellcore for over 10 years. He is responsible for the planning, design, and development of software systems for the telephony industry.

Mr. Vincent Farinaro is president of Converted Paper Products, Brooklyn,
New York, a manufacture of recycled folding cartons. Mr. Farinaro oversees all aspects of production, sales, and distribution. He is also a consultant to the president of the parent company, Simkins Industries, Inc..

Ms. Rosa Hudson has been in the restaurant business since 1989 as owner of Hudson Place, an upscale restaurant in Montclair, New Jersey. Ms. Hudson, was a member of the board of directors for the N.J. Restaurant Association from 1995 to 1998, serving on both the government affairs and alcohol and beverage control committees.

Mr. Howard Samms as Finance Department Director for Johnson and Johnson Healthcare Systems is responsible for all financial requirements of the company, to include monthly reporting, budget development and implementation, capital investment decisions and related asset management functions.

The Fund does not compensate its officers and directors affiliated with the In-vestment Adviser except as they may benefit through payment of the Advisory fee. The Fund does not intend to compensate its officers and directors.

TAX STATUS

The Fund intends to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the 'Code'). In any year in which the Fund qualifies as a regulated investment company and distributes substantially all of its investment company taxable income, the Fund will not be subject to federal income tax to the extent it distributes to shareholders such income and capital gains in the manner required under the Code. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Fund in October, November, or December of that year with a record date in such a month and paid by the Fund during January of the following calendar year. Such dist-ributions will be taxable to shareholders in the calendar year in which the distributions are declared.

CALCULATION OF PERFORMANCE DATA

The Fund may publish certain total return performance figures in advertisements from time to time. Total return and average annual total return is calculated using the following formulas:

Total Return -

    Total return is the percentage change in the value of a hypothetical investment that has occurred in the indicated time period, taking into account the imposition of various fees, and assuming the reinvestment of all dividends and distributions. Cumulative total return reflects the Fund's performance over a stated period of time and is computed as follows:

              ERV - P = Total Return
              -------
                 P

    Where:
    ERV = ending redeemable value of hypothetical $1,00 payment made at the beginning of the base period, assuming reinvestment of all dividends and distributions

    P   = a hypothetical initial payment of $1,000

    Average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period and is computed according to the following formula:

              P(1 + T)/n/ = ERV

    Where:

    P = a hypothetical initial payment of $1,000
    T = average annual total return
    n = number of years

    ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the base period, assuming reinvestment of all dividends and distributions

    All performance figures are based on historical results and are not intended to indicate future performance.

INVESTMENT POLICIES AND PRACTICES OF UNDERLYING FUNDS

Each of the underlying funds must invest at least 65% of their total assets in equity securities. The remaining (up to 35%) total assets of each underlying fund maybe invested in a variety of other securities. Risks related to such securities are discussed below.

Convertible Securities

Certain preferred stocks and debt securities that may be held by an underlying fund have conversion features allowing the holder to convert securities into another specified security (usually common stock) of the same issuer at a spe-cified conversion ratio (e.g., two shares of preferred for one share of common stock) at some specified future date or period. The market value of convertible securities generally includes a premium that reflects the conversion right.

That premium may be negligible or substantial. To the extent that any preferred stock or debt security remains unconverted after the expiration of the conver-sion period, the market value will fall to the extent represented by that pre-mium.


Future Contracts

An underlying fund may enter into futures contracts for the purchase or sale of debt securities and stock indexes. A futures contract is an agreement between two parties to buy and sell a security or an index for a set price on a future date. Futures contracts are traded on designated 'contract markets' which, through their clearing corporations, guarantee performances of the contracts.

Generally, if market interest rates increase, the value of outstanding debt se-curities declines ( and vice versa). Entering into a futures contract for the sale of securities has an effect similar to the actual sale of securities, al-though sale of the futures contract might be accomplished more easily and quickly. For example, if a fund holds long-term U.S. Government securities and it anticipates a rise in long-term interest rates, it could, in lieu of dis-posing of its portfolio securities, enter into futures contracts for the sale of similar long-term securities. If rates increased and the value of the fund's portfolio securities declined, the value of the fund's futures contracts would increase, thereby protecting the fund by preventing the net asset value from declining as much as it otherwise would have. Similarly, entering into futures contracts for the purchase of securities has an effect similar to the actual purchase of the underlying securities but permits the continued holding of secu-rities other than the underlying securities. For example, if the fund expects long-term interest rates to decline, it might enter into futures contracts for the purchase of long-term securities so that it could gain rapid market expo-sure that may offset anticipated increases in the cost of securities it intends to purchase while continuing to hold higher-yield short-term securities or waiting for the long-term market to stabilize.

A stock index futures contract may be used to hedge an underlying fund's port-folio with regard to market risk as distinguished from risk relating to a spe-cific security. A stock index futures contract does not require the physical delivery of securities but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date, final cash settlement occurs. Changes in the market value of a particular stock index futures contract reflect changes in the specified index of equity securities on which the future is based.

There are several risks in connection with the use of futures contracts. In the event of an imperfect correlation between the futures contract and the portfolio position which is intended to be protected, the desired protection may not be obtained, and the fund may be exposed to risk of loss. Further, unanticipated changes in interest rates or stock price movements may result in a poorer over-all performance for the fund than if it had not entered into futures contracts on debt securities or stock indexes.

In addition, the market prices of futures contracts may be affected by certain factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the securities and futures markets. Second, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions.

Finally, positions in the futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. There is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time.

Option on Future Contracts

An Underlying fund may purchase and sell listed put and call options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option period. When an option on a futures contract is exercised, delivery of the futures position is accom-panied by cash representing the difference between the current market price of the futures contract and the exercise price of the option. The underlying fund may purchase put options on futures contracts in lieu of, and for the same pur-pose as, a sale of a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract in the same manner as it purchases "protective puts" on securities.

As with options on securities, the holder of an option may terminate a position by selling an option of the same series. There is no guarantee that such closing transactions can be effected. The underlying fund is required to de-posit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those applicable to futures contracts described above, and, in addition, net option premiums received will be included as initial margin deposits.

In addition to the risks which apply to all options transactions, there are sev-eral special risks relating to options on futures contracts. The ability to establish and close out positions on such options will be subject to the devel-opment and maintenance of a liquid secondary market. It is not certain that this market will develop. Compared to the use of futures contracts, the pur-chase of options on futures contracts involves less potential risk to that fund, because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the use of an option on a futures contract would result in a loss to that fund when the use of futures contract would not, such as when there is no movement in the prices of the underlying securities. Writing an option on a futures contract involves risks similar to those arising in the sale of futures contracts as described above.

Options Activities

An underlying fund may write (i.e. sell) listed call options ("calls") if the calls are "covered" throughout the life of the option. A call is "covered" if that fund owns the optioned securities. When an underlying fund writes a call, it receives a premium and gives the purchaser the right to buy the underlying security at any time during the call period (usually not more than nine months in the case of common stock) at a fixed exercise price regardless of market price changes during the call period. If the call is exercised, that fund will forgo any gain from an increase in the market price of the underlying security over the exercised price.

An underlying fund may purchase a call on securities only to effect a "closing purchase transaction" which is the purchase of a call covering the same under-lying security and having the same exercise price and expiration date as a call previously written by that fund on which it wishes to terminate its obligation. If that fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call previously written by the fund expires ( or until the call is exercised and that fund delivers the under-lying security).


An underlying fund also may write and purchase put options ("puts"). When it writes a put, it receives a premium and gives the purchaser of the put the right to sell the underlying security to their fund at the exercise price at any time during the option period. When purchasing a put, it pays a premium in return for the right to sell the underlying security at the exercise price at any time during the option period. An underlying fund also may purchase stock index puts which differ from puts on individual securities in that they are settled in cash based on the values of the securities in the underlying index rather than by delivery of the underlying securities. Purchase of a stock index put is de-signed to protect against a decline in the value of the portfolio generally rather than an individual security in the portfolio. If any put is not exer-cised or sold, it will become worthless on its expiration date.

A fund's option positions may be closed out only on an exchange which provides a secondary market for options of the same series, but there can be no assurance that a liquid secondary market will exist at a given time for any particular option. In this regard, trading in options on certain securities (such as U.S. Government securities) is relatively new so that it is impossible to predict to what extent liquid markets will develop or continue.

The underlying fund's custodian, or a securities depository acting for it, gen-erally acts as escrow agent for the securities on which the fund has written puts or calls or for other securities acceptable for such escrow, so that no margin deposit is required of the fund. Until the underlying securities are released from escrow, they cannot be sold by the fund.

In the event of a shortage of the underlying securities deliverable on exercise of an option, the Options Clearing Corporation has the authority to permit other, generally comparable securities to be delivered in fulfillment of option exercise obligations. If the Options Clearing Corporation exercises its dis-cretionary authority to allow such other securities to be delivered, it may also adjust the exercise prices of the affected options by setting different prices at which otherwise ineligible securities may be delivered. As an alternative to permitting such substitute deliveries, the Options Clearing Corporation may impose special exercise settlement procedures.

Hedging

An underlying fund may employ many of the investment techniques described in this section not only for investment purposes, but also for hedging purposes. For example, an underlying fund may purchase or sell put and call options on common stocks to hedge against movements in individual common stock prices or purchase and sell stock index futures and related options to hedge against mar-ketwide movements in common stock prices. Although such hedging techniques gen-erally tend to minimize the risk of loss that is hedged against, they also may limit commensurately the potential gain that might have resulted had the hedging transaction not occurred. Also, the desired protection generally resulting from hedging transactions may not always be achieved.

Junk Bonds

Bonds which are rated BB and below by Standard and Poor's and Ba and below by

Moody's are commonly known as 'junk bonds'. Investing in junk bonds involves special risks in addition to the risks associated with investments in higher rated debt securities. Junk bonds may be regarded as predominately speculative with respect to the issuer's continuing ability to meet principle and interest payments.

Junk bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. The prices of junk bonds have been found to be less sensitive to interest rate changes than more highly rated investments but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in junk bond prices, because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of junk bonds defaults, a fund may incur additional expenses to seek recovery. In the case of junk bonds structured as zero coupon or payment-in-kind securities, the market prices of such securities are affected to a greater extent by interest rate changes and, therefore, tend to be more volatile than securities which pay interest periodically and in cash.

The secondary markets on which junk bonds are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect and cause large fluctuations in the daily net asset value of a fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of junk bonds, especially in a thinly traded market.

There may be special tax considerations associated with investing in junk bonds structured as zero coupon or payment-in-kind securities. A fund records the interest on these securities as income even though it receives no cash interest until the security's maturity or payment date. A fund will be required to dis-tribute all or substantially all such amounts annually and may have to obtain the cash to do so by selling securities which otherwise continue to be held. Shareholders will be taxed on these distributions.

The use of credit ratings as the sole method of evaluating junk bonds can in-volve certain risks. For example, credit ratings evaluate the safety of prin-ciple and interest payments, not the market value risk of junk bonds. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated.

Illiquid and Restricted Securities

An underlying fund may invest in securities for which there is no readily available market ('illiquid securities') including securities the disposition of which would be subject to legal restrictions (so-called 'restricted securities') and repurchase agreements having more than seven days to maturity. A considerable period of time may elapse between an underlying fund's decision to dispose of such securities and the time when the fund is able to dispose of them, during which time the value of the securities (and therefore the value of the underlying fund's shares held by the Fund) could decline.

The Securities and Exchange Commission has adopted rule 144A under the securi-ties Act of 1933, as amended ("the Securities Act"), which permits a fund to sell restricted securities to qualified institutional buyers without limita-tions. Under rule 144A the board of directors of the underlying funds have the flexibility to determine, in appropriate circumstances, that specific rule 144A securities are liquid and not subject to the fund's illiquid securities limita-tion. Investing in rule 144A securities could have the effect of increasing the level of the underlying funds illiquidity to the extent that qualified institu-tional buyers become, for a time, uninterested in purchasing these securities.

Industry Concentration

An underlying fund may concentrate its investment within one industry. Because the scope of investment alternatives within an industry is limited, the value of the shares of such an underlying fund may be subject to greater market fluctu-ation than an investment in a fund which invests in a broader range of secur-ities.

Leverage Through Borrowing

An underlying fund may borrow on an unsecured basis from banks to increase its holders of portfolio securities. Under the 1940 Act, a fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such cover-age if it should decline to less than 300% due to market fluctuations or other-wise, even if disadvantageous from an investment standpoint. Leveraging through borrowing (i.e. purchasing securities with borrowed funds) will exaggerate the effect of any increase or decrease in the value of portfolio securities on a fund's net asset value, and money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum aver-age balances) which may or may not exceed the interest and option premiums re-ceived from the securities purchased with borrowed funds.

Loans of Portfolio securities

An underlying fund may lend its portfolio securities provided that: (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash equivalents maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the fund may at any time call the loan and obtain the return of the securities loaned;
(3) the fund will receive any interest or dividends paid on the loaned securi-ties; and (4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the fund. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral.

Master Demand Notes

Underlying funds (particularly money market mutual funds) may invest up to 100% of their assets in master demand notes. Master demand notes are unsecured ob-ligations of U.S. corporations redeemable upon notice that permit investment by a fund of fluctuating amounts at varying rates of interest pursuant to direct arrangements between the fund and the issuing corporation. Because they are direct arrangements between the fund and the issuing corporation, there is no secondary market for the notes. However, they are redeemable at face value plus accrued interest at any time.

Repurchase Agreements

Underlying funds, particular money market funds, may enter into repurchase agreements with banks and broker-dealers under which they acquire securities subject to an agreement with the seller to repurchase the securities at an agreed upon time and price. These agreements are considered under the 1940 Act to be loans by the purchaser collateralized by the underlying securities. If the seller should default on its obligation to repurchase the securities, the underlying fund may experience delay or difficulties in exercising its rights to realize upon the securities held as collateral and might incur a loss if the value of the securities should decline.

Short Sales

An underlying fund may sell securities short. In a short sale, a fund sells stock which it does not own, making delivery with securities 'borrowed' from a broker. The fund is then obligated to replace the security borrowed by pur-chasing it at the market price at the time of replacement. This price may or may not be less than the price at which the security was sold by the fund.
Until the security is replaced, the fund is required to pay to the lender any dividends or interest which accrue during the period of the loan. In order to borrow the security, the fund may also have to pay a premium which would in-crease the cost of the security sold. The proceeds of the short sale will be retained by the broker to the extent necessary to meet margin requirements until the short position is closed out.

The fund also must deposit in a segregated account an amount of cash or U.S. Government securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale). While the short position is open, the fund must maintain daily the segregated account at such a level that (1) the amount deposited in it plus the amount deposited with the broker as collateral equals the current market value of the securities sold short and (2) the amount deposited in it plus the amount deposited with the broker as collateral is not less that the market value of the securities at the time they were sold short. Depending upon market conditions, up to 80% of the value of a fund's net assets may be deposited as collateral for the obligation to replace securities borrowed to effect short sales and allocated to a segregated account in connection with short sales.

The fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund will realize a gain if the secu-rity declines in price between those dates. The amount of any gain will be decreased and the amount of any loss increased by the amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale.

A short sale is 'against the box' if at all times when the short position is open the fund owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. Such a transaction serves to defer a gain or loss for federal income tax purposes.

Warrants

An underlying fund may invest in warrants, which are options to purchase equity securities at specific prices valid for a specific period if time. The prices do not necessarily move parallel to the prices of the underlying securities. Warrants have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer. If a warrant is not exercised within the specified time period, it will become worthless and the fund will lose the pur-chase price and the right to purchase the underlying security.

                                     J. Michaels
                             Certified Public Accountant
                                    223 Main Street
                                 Woodbridge, NJ 07095
                                         -----
                                    (732) 634-0148
                                FAX NO. (732) 855-4961






July 15, 1998

To the Shareholders and Board of Directors of MH Elite Portfolio of Funds:

Independent Auditors Report

We have audited the accompanying statement of assets and liabilities of the MH Elite Portfolio of Funds as of June 30, 1998, the related statement of oper-ations and the statement of changes in net assets for the period February 17 through June 30, 1998. These statements are the responsibility of the Fund's Management. Our responsibility is to express an opinion on this statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities, statement of operations and statement of changes in net assets are free of material misstate-ment. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities, statement of operations and statement of changes in net assets. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such statements referred to above presents fairly, in all materials respects, the financial position of MH Elite Portfolio of Funds as of June 30, 1998, in conformity with generally accepted accounting principles.



J. Michaels, CPA



J. Michaels, CPA
Woodbridge, New Jersey 07095

                          MH Elite Portfolio of Funds, Inc.
                         Statement of Assets and Liabilities
                                    June 30, 1998


ASSETS

  Cash                                                       $  4,821.68
  Investment in securities
    at market value (cost $200,000.00)                        195,576.30
                                                             -----------
                                                              200,397.98
                                                             ===========




LIABILITIES                                                        $0.00

NET ASSETS                                                   $200,397.98
                                                             ===========

 Net asset value per share, 40,910.773 shares outstanding          $4.90
                                                                   =====





COMPOSITION OF NET ASSETS

  Shares of common stock
      (40,910.773 shares at $.01 par value)                   $    409.11
  Paid in Capital                                              204,590.89
  Net unrealized gain/(loss) on investments                      (4423.70)
  Net realized investment gain/(loss)                             (178.32)
                                                               ----------
  Net assets June 30, 1998                                    $200,397.98
                                                              ===========
















The accompanying notes are an integral part of these financial statements.

                           MH Elite Portfolio of Funds, Inc.
                   Notes to the Statement of Assets and Liabilities
                                  June 30, 1998


NOTE 1 - Organization

The MH Elite Portfolio of Funds, Inc. (the 'FUND') was organized as a corporation in New Jersey on October 20, 1997. The Fund had no oper-ations since that date other than matters relating to its organization and registration as an open-end diversified management investment company under the Investment Company Act of 1940 and its securities under the Securities Act of 1933, the sale and issuance of 20,000 shares of common stock ("initial shares") to its initial investor on February 17, 1998.

NOTE 2 - Additional Investors

Subsequent to February 17, 1998 there was an additional infusion of capital in the amount of $105,000.00 by three shareholders. An additional 20,910.773 shares were issued.

NOTE 3 - Organization Costs

Organizational costs will be borne by the Fund's Investment Adviser.

NOTE 4 - Registration Fees

Registration fees will be borne by the Fund's Investment Adviser.

NOTE 5 - Investment Advisory Agreement

The Investment Adviser furnishes the Fund with investment advice and, in gen-eral, supervises the management and investment program of the fund. Under the Investment Advisory Agreement, the Fund has agreed to pay the Investment Adviser an annual fee, payable monthly, of 1.00% of the Fund's average daily net assets.

NOTE 6 - Fees

The expenses and fees that a shareholder of the MH Elite Portfolio of Funds, Inc. will incur are: management fees of 1.00% and other expenses of .25% for total fees of 1.25%.

NOTE 7 - Significant Accounting Policies

These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assump-tions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

The following represent significant accounting policies of the Fund:

a) Underlying Fund Valuation
Underlying funds are valued at the last reported net asset value as quoted by the respective fund. United States Government obligations and other debt instruments having sixty days or less remaining until maturity are valued at amortized cost.

b) Investment Income
Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

c)  Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid annually. Capital gains, if any, are distributed to shareholders at least annually.

Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

d) Federal Taxes
The Fund intends to qualify and continue to qualify each year as a regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year substantially all of its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

e) Realized Gain and Loss
Security transactions are recorded on a trade date basis. Realized gain and loss on investments sold are recorded on the basis of identified cost.

                           MH Elite Portfolio of Funds, Inc.
                               Statement of Operations
               For the Period February 17, 1998 through June 30, 1998




       Investment Income (Loss)

            Income

                 Interest                                   $514.91

            Expense

                 Management Fee (Note 6)                     554.58
                 Other Expense  (Note 6)                     138.65
                                                            -------
                 Net Expense                                 693.23

            Net Investment Income (Loss)                   ($178.32)

       Realized and Unrealized Gain (Loss) on Investments

            Net Change in Unrealized
             Loss on Investments                         ($4,423.70)
                                                         ----------

       Net Decrease in Net Assets
             Resulting from Operations                   ($4,602.02)
                                                         ===========

                          MH Elite Portfolio of Funds. Inc.
                          Statement of Change in Net Assets
               For the Period February 17, 1998 through June 30, 1998





     Increase (Decrease) in Net Assets

     Operations
          Net Investment Loss                            ($  178.32)
          Net Change in Unrealized
           Loss On Investments                           ($4,423.70)
                                                         -----------

     Decrease in Net Assets Resulting from Operations    ($4,602.02)


     Capital Share Transaction (Note 2)                 $105,000.00

     Total Increase                                     $100,397.98


     Net Assets

          Beginning of Period                           $100,000.00

          Ending of Period                              $200,397.98
                                                        ===========

                            FORM N-1A
                    PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

  (a) Financial Statements

      Included in Part B of the Registration Statement:

        Independent Public Accountant's Report, Dated July 15, 1998

        Statement of Assets and Liabilities as of June 30, 1998

        Notes to Statement of Assets and Liabilities as of June 30, 1998

        Statement of Operations for the Period February 17, 1998
          through June 30, 1998

        Statement of Change in Net Assets for the Period February 17, 1998
          through June 30, 1998

  (b) Exhibits
      (1)   Certificate of Incorporation
      (2)   By-Laws
      (3)   Not Applicable
      (4)   Not Applicable
      (5)   Investment Advisory Contract
      (6)   Not Applicable
      (7)   Reimbursement Agreements with Officers and/or Directors
      (8)   Not Applicable
      (9)   Not Applicable
      (10)  Opinion of Counsel Concerning Fund Securities
      (11)  Consent of Independent Accountant
      (12)  Not Applicable
      (13)  Not Applicable
      (14)  Not Applicable
      (15)  Not Applicable
      (16)  Not Applicable
      (17)  Not Applicable
      (18)  Not Applicable

Item 25. Persons Controlled by or Under Common Control with Registrant

         Not Applicable

Item 26. Number of Holders of Securities

          Title of Class                        Number of Record Holders
         Shares, par value                                  4
          $.01 per share                          (As of June 30, 1998)

Item 27. Indemnification

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant, the registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemni-fication is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnifica-tion against such liabilities (other than the payment by the regis-trant of expenses incurred or paid by a director, officer or control-ling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or control-ling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28. Business and Other Connections of Investment Adviser

         The officers and directors of the Investment Adviser are Harvey Merson and Jeff Holcombe. Harvey Merson (self-employed) residing at 220 Russell Avenue, Rahway, New Jersey 07065 is a Registered Investment Adviser registered in the state of New Jersey. Jeff Holcombe residing at 8 Guildford Court, Annandale, New Jersey 08801 is employed at Bellcore as a Senior System Analyst.

Item 29. Principal Underwriters

         (a) Not Applicable
         (b) Not Applicable
         (c) Not Applicable

Item 30. Location of Accounts and Records

         All fund records are held at corporate headquarters, 220 Russell Avenue, Rahway, New Jersey 07065.

Item 31. Management Services

         Not Applicable

Item 32. Undertakings

         Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the MH Elite Portfolio of Funds, Inc. certifies that it meets all of the requirements for effectiveness of this Registration Statement and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rahway and State of New Jersey, on the 17th day of February 1998.


                                          MH Elite Portfolio of Funds, Inc.


                                          Harvey Merson
                                          President



Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures                           Title                            Date


Harvey Merson           President, CEO and Director                  7-31-98

Jeff Holcombe           Vice-President, CIO and Director             7-31-98

Vincent Farinaro        Director                                     7-31-98

Rosa Hudson             Director                                     7-31-98

Howard Samms            Director                                     7-31-98